Unaudited Condensed Consolidated Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD ($) [1]	Share Premium [Member] EUR (€)	Share Premium [Member] USD ($) [1]	Retained earnings [Member] EUR (€)	Retained earnings [Member] USD ($) [1]	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD ($) [1]	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD ($) [1]	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD ($) [1]	Interests Transaction reserve with non-controlling Interests [Member] EUR (€)	Interests Transaction reserve with non-controlling Interests [Member] USD ($) [1]	Total [Member] EUR (€)	Total [Member] USD ($) [1]	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD ($) [1]	EUR (€)	USD ($) [1]
Balance at Dec. 31, 2021	€ 25,605		€ 85,883		€ (6,899)		€ (1,736)		€ 15,365		€ (8,077)		€ 5,697		€ 115,838		€ (1,731)		€ 114,107
Profit (loss) for the period	0		0		(1,222)		0		0		0		0		(1,222)		587		(635)
Other comprehensive loss for the period	0		0		0		0		(3,466)		(15,585)		0		(19,051)		(15,753)		(34,804)
Total comprehensive loss for the period	0		0		(1,222)		0		(3,466)		(15,585)		0		(20,273)		(15,166)		(35,439)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0		0		0		0		0		0		0		0		3,958		3,958
Share-based payments	0		60		0		0		0		0		0		60		0		60
Balance at Jun. 30, 2022	25,605		85,943		(8,121)		(1,736)		11,899		(23,662)		5,697		95,625		(12,939)		82,686
Balance at Dec. 31, 2021	25,605		85,883		(6,899)		(1,736)		15,365		(8,077)		5,697		115,838		(1,731)		114,107
Profit (loss) for the period	0		0		(357)		0		0		0		0		(357)		497		140
Other comprehensive loss for the period	0		0		0		0		(7,395)		(12,525)		0		(19,920)		(15,371)		(35,291)
Total comprehensive loss for the period	0		0		(357)		0		(7,395)		(12,525)		0		(20,277)		(14,874)		(35,151)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0		0		0		0		0		0		0		0		3,958		3,958
Options exercise	8		28		0		0		0		0		0		36		0		36
Share-based payments	0		127		0		0		0		0		0		127		0		127
Balance at Dec. 31, 2022	25,613	$ 27,818	86,038	$ 93,445	(7,256)	$ (7,880)	(1,736)	$ (1,885)	7,970	$ 8,655	(20,602)	$ (22,375)	5,697	$ 6,187	95,724	$ 103,965	(12,647)	$ (13,737)	83,077	$ 90,228
Profit (loss) for the period	0	0	0	0	5,476	5,947	0	0	0	0	0	0	0	0	5,476	5,947	(913)	(990)	4,563	4,957
Other comprehensive loss for the period	0	0	0	0	0	0	0	0	(7,882)	(8,560)	19,937	21,653	0	0	12,055	13,093	19,083	20,725	31,138	33,818
Total comprehensive loss for the period	0	0	0	0	5,476	5,947	0	0	(7,882)	(8,560)	19,937	21,653	0	0	17,531	19,040	18,170	19,735	35,701	38,775
Transactions with owners of the Company, recognized directly in equity:
Share-based payments	0	0	62	67	0	0	0	0	0	0	0	0	0	0	62	67	0	0	62	67
Balance at Jun. 30, 2023	€ 25,613	$ 27,818	€ 86,100	$ 93,512	€ (1,780)	$ (1,933)	€ (1,736)	$ (1,885)	€ 88	$ 95	€ (665)	$ (722)	€ 5,697	$ 6,187	€ 113,317	$ 123,072	€ 5,523	$ 5,998	€ 118,840	$ 129,070

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)